FAIR VALUE MEASUREMENTS - Company's financial assets that are measured at fair value on a recurring basis (Details) - Recurring - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Liabilities
Warrant liability	$ 1,492,000	$ 373,000	$ 373,000
Public Warrants
Liabilities
Warrant liability	920,000	230,000	230,000
Private Placement Warrants
Liabilities
Warrant liability	572,000	143,000	143,000
Level 2
Liabilities
Warrant liability	920,000	230,000	230,000
Level 2 | Public Warrants
Liabilities
Warrant liability	920,000	230,000	230,000
Level 3
Liabilities
Warrant liability	572,000	143,000	143,000
Level 3 | Private Placement Warrants
Liabilities
Warrant liability	$ 572,000	$ 143,000	$ 143,000